Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of significant accounting policies
Allowance for loans receivable	¥ 236,233,265		¥ 175,820,629	¥ 188,719,449	$ 33,780,908
Loan receivable from Xiaoying, net	5,298,631,388		4,828,316,995		757,694,211
Allowance for loans receivable at beginning of the year	175,820,629	$ 25,142,016	188,719,449	106,479,154
(Reversal of) Provision for loans receivable from Xiaoying Credit Loans and other loans (net of recovery)	340,217,158	48,650,407	225,815,327	233,350,276
Charge-offs	279,804,522	40,011,515	238,714,147	151,109,981
Allowance for loans receivable at end of the year	236,233,265	33,780,908	175,820,629	188,719,449
Loans receivable, gross	5,534,864,653		5,004,137,624		$ 791,475,119
Recoveries of charge-off of loans receivables	¥ 27,672,522	$ 3,957,118	¥ 9,251,001	¥ 13,488,360